Note 30 - Loan Note Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of detailed information about borrowings [text block]
Loan note instruments - finance costs		2023	2022

Motapa loan notes	30.1	619	302
Solar loan notes	30.2	549	–
		1,168	302
Loan note instruments - financial liabilities		2023	2022

Motapa loan notes	30.1	–	7,104
Solar loan notes	30.2	7,112	–
		7,112	7,104

Current		665	7,104
Non-current		6,447	-
		7,112	7,104
	2023	2022
Balance January 1	7,104	-
Fair value November 1, 2022	–	6,802
Finance cost accrued	619	302
Repayment - principal	(7,250)	-
Repayment – finance cost paid	(473)	-
Balance December 31	-	7,104

Current	-	7,104
Non-current	-	-
	-	7,104
	2023	2022
Balance January 1	–	–
Amounts received	7,000	–
Transaction costs	(105)	–
Finance cost accrued	549	–
Repayment - finance cost paid	(332)	–
Balance December 31	7,112	–

Current	665	–
Non-current	6,447	–
	7,112	–